Document and Entity Information	0 Months Ended
Jul. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Nov. 25, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	Nov. 28, 2014
O'Shaughnessy Enhanced Dividend Fund | Class I
Risk/Return:
Trading Symbol	OFDIX
O'Shaughnessy Small/Mid Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	OFMIX
O'Shaughnessy Emerging Markets Fund | Class I Shares
Risk/Return:
Trading Symbol	OFEMX
Class A and C Prospectus | O'Shaughnessy All Cap Core Fund | Class A
Risk/Return:
Trading Symbol	OFAAX
Class A and C Prospectus | O'Shaughnessy All Cap Core Fund | Class C
Risk/Return:
Trading Symbol	OFACX
Class I Prospectus | O'Shaughnessy All Cap Core Fund | Class I
Risk/Return:
Trading Symbol	OFAIX